Note 6 - Property, Plant and Equipment (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) ft² a
Buildings and Improvements, Gross	$ 30,900	$ 28,550
Construction in Progress, Gross	1,977	1,167
Capital Expenditures, Expected Cost	2,200
Depreciation	3,070	$ 2,526
Facility in Sinton, Texas [Member]
Area of Land (Acre) | a			26.5
Lessee, Operating Lease, Term of Contract (Month)			99 years
Annual Rental Payment			$ 1,000
Capitalized Property Plant and Equipment [Member]
Buildings and Improvements, Gross			$ 22,200
Facility in Sinton, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²			70,000
Repair and Expansion of Storage Yard at Decatur Facility [Member]
Construction in Progress, Gross	$ 1,800